AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2018

File No. 333-180871

File No. 811-22700

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 71	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 73	[X]

EXCHANGE LISTED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens

Exchange Listed Funds Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copies to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	On January 17, 2018 pursuant to paragraph (b)(1)(iii) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A for Exchange Listed Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until January 17, 2018, the effectiveness of Post-Effective Amendment No. 55 (“PEA No. 55”), which was filed with the Commission via EDGAR Accession No. 0001398344-17-012862 on October 6, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies to the InsightShares Military Veterans ETF. Since no other changes are intended to be made to PEA No. 55 by means of this filing, Parts A, B and C of PEA No. 55, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the InsightShares Military Veterans ETF is incorporated herein by reference to Part A of PEA No. 55.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the InsightShares Military Veterans ETF is incorporated herein by reference to Part B of PEA No. 55.

PART C – OTHER INFORMATION

The Part C for the InsightShares Military Veterans ETF is incorporated herein by reference to Part C of PEA No. 55.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 71 to Registration Statement No. 333-180871 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma City, State of Oklahoma on this 12th day of January, 2018.

Exchange Listed Funds Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 71 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ J. Garrett Stevens	President	January 12, 2018
J. Garrett Stevens

/s/ Christopher Roleke	Treasurer	January 12, 2018
Christopher Roleke

*	Trustee	January 12, 2018
Richard Hogan

*	Trustee	January 12, 2018
Kurt A. Wolfgruber

*	Trustee	January 12, 2018
David M. Mahle

*	Trustee	January 12, 2018
Timothy J. Jacoby

* /s/ J. Garrett Stevens
J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.